Bank Loans - Schedule of Bank Loans Comprised (Details)		12 Months Ended
		Mar. 31, 2026 SGD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 SGD ($)	Mar. 31, 2025 SGD ($)
Schedule of Bank Loans Comprised [Line Items]
Loans			$ 3,105,013	$ 4,005,694	$ 3,234,199
Mortgage loan I [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount		$ 3,270,400
Maturity date		Jul. 31, 2030
Interest Rate		Fixed at 1.68% for first 2 years.Subsequent years- 1.30% to 2.00% over the applicable 3-month Compounded Singapore Overnight Rate Average (“SORA”)
Repayment method		Monthly repayment
Loans			779,930	1,006,166	1,188,377
Mortgage loan II [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount		$ 1,062,500
Maturity date		May 31, 2036
Interest Rate		1.30% to 2.00% over the applicable 3-month SORA
Repayment method		Monthly repayment
Loans			487,437	628,829	670,829
Mortgage loan III [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount		$ 887,000
Maturity date		Mar. 31, 2031
Interest Rate		1.30% to 2.00% over the applicable 3-month SORA
Repayment method		Monthly repayment
Loans			372,263	480,246	565,504
Mortgage loan IV [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount		$ 907,000
Maturity date		Aug. 31, 2036
Interest Rate		1.30% to 2.00% over the applicable 3-month SORA
Repayment method		Monthly repayment
Loans			428,374	552,634	595,455
Mortgage loan V [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount	[1]	$ 1,048,800
Maturity date	[1]	Mar. 21, 2040
Interest Rate	[1]	Fixed at 3.00% for first 2 years Subsequent years- 3.00% over the applicable 3-month Compounded Singapore Overnight Rate Average (“SORA”)
Repayment method	[1]	Monthly repayment
Loans	[1]		245,683	316,950	131,219
Mortgage loan VI [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount		$ 350,000
Maturity date		Jun. 18, 2030
Interest Rate		Prevailing 3-month Cost of Funds plus 1.50%
Repayment method		Monthly repayment
Loans			233,512	301,248
Mortgage loan VII [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount	[1]	$ 1,091,400
Maturity date	[1]	Feb. 28, 2025
Interest Rate	[1]	3-month SORA (in advance) plus a margin of 0.75% per annum for the first 2 years, and 3.00% per annum thereafter.
Repayment method	[1]	Monthly repayment
Loans	[1]		249,084	321,337
Mortgage loan VIII [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount	[1]	$ 1,091,400
Maturity date	[1]	Feb. 28, 2045
Interest Rate	[1]	3-month SORA (in advance) plus a margin of 0.75% per annum for the first 2 years, and 3.00% per annum thereafter.
Repayment method	[1]	Monthly repayment
Loans	[1]		249,153	321,425
Term loan I [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount		$ 960,000
Maturity date		Aug. 31, 2036
Interest Rate		1.30% to 2.00% over the applicable 3-month SORA
Repayment method		Monthly repayment
Loans			47,924	61,826	66,617
Term loan II [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount		$ 200,000
Maturity date		Aug. 31, 2036
Interest Rate		1.30% to 2.0% over the applicable 3-month SORA
Repayment method		Monthly repayment
Loans			$ 11,653	$ 15,033	$ 16,198

[1]	Mortgage Loan V,VII,VIII relates to the construction in progress, as disclosed in Note 9.